Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme - ₨ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Options
Options outstanding, beginning of period	136,612,822	150,887,600	184,312,600
Granted	47,773,600	39,790,000	33,764,100
Exercised	(36,673,240)	(47,544,608)	(65,089,100)
Forfeited	(4,813,580)	(6,410,770)	(1,973,600)
Lapsed	(34,000)	(109,400)	(126,400)
Options outstanding, end of period	142,865,602	136,612,822	150,887,600
Options exercisable, end of period	64,464,392	80,609,722	93,620,500
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 682.99	₨ 525.11	₨ 452.48
Granted	1,220.13	1,030.24	716.61
Exercised	504.10	462.89	418.80
Forfeited	965.64	759.21	527.80
Lapsed	568.10	418.55	481.72
Options outstanding, end of period	899.03	682.99	525.11
Options exercisable, end of period	638.18	508.89	450.72
Weighted average fair value of options granted during the year	₨ 305.78	₨ 262.79	₨ 232.09